Share based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights	Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 1,152,530	[1]
2021	746,667
2022	435,556
2023	62,222
Total	$ 2,396,975

[1]	Nine-month period ending December 31, 2020.